CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 272,071	$ 273,868	$ 218,138
Cost of goods sold	89,053	82,124	76,561
Gross profit	183,018	191,744	141,577
Selling, general and administrative	247,984	245,297	223,508
Loss on impairment of goodwill	152,018	5,031	0
Gain on sale of trademark	(5,679)	0	0
Loss on acquisition	6,233	0	0
Total operating expenses	400,556	250,328	223,508
Total operating loss	(217,538)	(58,584)	(81,931)
Interest expense, net	25,094	17,155	18,906
Loss on extinguishment of debt	24,398	0	0
Change in fair value of derivative liabilities	(3,695)	(23,627)	10,337
Change in contingent consideration liabilities (Note 10)	(861)	0	0
Other (income) expense, net	(229)	(3,574)	1,769
Total other expenses (income), net	44,707	(10,046)	31,012
Loss before income taxes	(262,245)	(48,538)	(112,943)
Income tax (benefit) expense	(14,189)	110	(6,975)
Net loss	(248,056)	(48,648)	(105,968)
Net loss attributable to noncontrolling interests	(18,307)	(6,205)	(15,987)
Net loss attributable to Class A shareholders	$ (229,749)	$ (42,443)	$ (89,981)
Net loss per share attributable to Class A shareholders (Note 14):
Basic (in dollars per share)	$ (2.01)	$ (0.39)	$ (0.99)
Diluted (in dollars per share)	$ (2.01)	$ (0.39)	$ (0.99)
Shares used in computing net loss per share (Note 14):
Basic (in shares)	114,070,225	109,295,742	91,158,500
Diluted (in shares)	114,070,225	109,295,742	91,158,500
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	$ (684)	$ 450	$ (147)
Comprehensive loss	(248,740)	(48,198)	(106,115)
Comprehensive loss attributable to noncontrolling interests	(18,357)	(6,148)	(16,012)
Comprehensive loss attributable to Class A shareholders	$ (230,383)	$ (42,050)	$ (90,103)